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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-7920

Western Asset High Income Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK	10018
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end:	September 30

Date of reporting period:	July 1, 2011- June 30, 2012

Item 1.  Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07920

Reporting Period: 07/01/2011 - 06/30/2012

Western Asset High Income Opportunity Fund Inc.

=============== Western Asset High Income Opportunity Fund Inc. ================

DEEP OCEAN GROUP

Ticker:       TRMA           Security ID:  51EQOCEAN

Meeting Date: JUL 15, 2011   Meeting Type: SPECIAL

Record Date:  JUL 13, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

N/A   Proxy to Assign Power of Attorney to    FOR       FOR          Management

      New Board of Directors

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DEEP OCEAN GROUP

Ticker:       TRMA           Security ID:  51EQOCEAN

Meeting Date: AUG 31, 2011   Meeting Type: SPECIAL

Record Date:  AUG 30, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

N/A   Proxies for the Power of Attorney and   FOR       FOR          Management

      approval of board compensation

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HORIZON LINES INC

Ticker:       HRZ            Security ID:  44044K101

Meeting Date: DEC 02, 2011   Meeting Type: SPECIAL

Record Date:  NOV 22, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

Item  Proposal to amend the company's         FOR       FOR          Management

1     amended and restated Certificate of

      Incorporation to effect a 1-for-25

      reverse stock split of the common

      stock.

Item  Proposal to increase the number of      FOR       FOR          Management

2     authorized shares of common stock from

      100,000,000 to 2,500,000,000.

Item  Proposal to authorize the issurance of  FOR       FOR          Management

3     warrants in lieu of cash or redemtpion

      notes in consideratioin for "Excess

      Shares" to faciliate compliance with

      the Jones Act.

Item  Proposal to transact any other          FOR       FOR          Management

4     business as may properly come before

      the Special Meeting or any adjournment

      or postponement of the Special Meeting.

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HORIZON LINES INC

Ticker:       HRZL           Security ID:  44044K309

Meeting Date: JUN 07, 2012   Meeting Type: ANNUAL

Record Date:  MAY 14, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

Item  Elect directors.                        FOR       FOR          Management

1

Item  Proposal to approve the ratification    FOR       FOR          Management

2     of Ernst & Young LLP as the

      independent registered public

      accounting firm for year 2012.

Item  Proposal to an advisory resolution to   FOR       FOR          Management

3     approve executive compensation.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Western Asset High Income Opportunity Fund Inc.

By (Signature and Title)*	/s/ R. Jay Gerken
R. Jay Gerken
Chairman, President and Chief Executive Officer

Date	August 24, 2012

* Print the name and title of each signing officer under his or her signature.